RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

The related party transactions are summarized as follows:

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2021	2020	2021	2020
	US$	US$	US$	US$
Revenues resulting from related parties:
Sales to Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	$-	$-	$10,451	$-
Sales to Meishan Vtouch Electronics Technology Co., Ltd. (Meishan Wetouch)	-	-	87,103	-
Total revenue	$-	$-	$97,554	$-

	Three-Month Period Ended September 30,		Nine-Month Period Ended September 30,
	2021	2020	2021	2020
	US$	US$	US$	US$
Cost of goods sold resulting from related parties:
Sales to Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	$-	$-	$10,451	$-
Sales to Meishan Vtouch Electronics Technology Co., Ltd. (Meishan Wetouch)	-	-	87,103	-
Total cost of goods sold	$-	$-	$97,554	$-

The Company sells capacitive touchscreens to Chengdu Wetouch and Meishan Wetouch from time to time. There are no written agreements between the Company and Meishan Wetouch. Mr. Guangde Cai, Chairman and director of the Company and our indirect majority shareholder, owns 94% and 95% of Chengdu Wetouch and Meishan Wetouch, respectively.

Amounts due from related parties are as follows:

Amounts due from related parties	Relationship	September 30, 2021	December 31, 2020	Note
Vision Touch Technology AG	100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch	$-	$76,619	Operating expense paid on behalf of the related party/Company

Amounts due to related parties are as follows:

	Relationship	September 30, 2021	December 31, 2020	Note
Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li	$-	$134,616	Operating expense paid on behalf of the Company
Meishan Vtouch Electronics Technology Co., Ltd.	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch	-	68,402	Operating expense paid on behalf of the Company
Chengdu Vtouch Intelligence Science & Technology Co., Ltd.	100% owned by HK Vtouch Holding Group Co., Ltd.	-	-	Operating expenses paid on behalf of the Company
Mr. Guangde Cai	Chairman and CEO of the Company	-	326,042	Payable to employee
Total		$-	$529,060

NOTE 5 – RELATED PARTY TRANSACTIONS

The related party transactions are summarized as follows:

Revenues resulting from transactions with a related party:	Year Ended December 31, 2020	Year Ended December 31, 2019
Sales from Sichuan Wetouch to Meishan Vtouch Electronics Technology Co., Ltd. (Meishan Wetouch)	$-	$184,212

Sichuan Wetouch sells capacitive touchscreens to Meishan Wetouch from time to time. There are no written agreements between Sichuan Wetouch and Meishan Wetouch. Mr. Guangde Cai, Chairman and director of the Company and our indirect majority shareholder, owns 95% of Meishan Wetouch.

Amounts due from related parties are as follows:

Amounts due from related parties	Relationship	December 31, 2020	December 31, 2019	Note
Mr. Shengyong Li	General Manager of Sichuan Wetouch	$-	$72	Employee advance

Vision Touch Technology AG	100% owned by Mr. Yong Yang, Sales Director of Sichuan Wetouch	76,619	71,812	Operating expense paid on behalf of the related party/Company
Total		$76,619	$71,884

Amounts due to related parties are as follows:

	Relationship	December 31, 2020	December 31, 2019	Note
Chengdu Wetouch Technology Co., Ltd (“Chengdu Wetouch”)	94% owned by Mr. Guangde Cai & 2% by Mr. Shengyong Li	$134,616	$121,306	Operating expense paid on behalf of the Company
Meishan Vtouch Electronics Technology Co., Ltd.	95% owned by Mr. Guangde Cai and 5% by Chengdu Wetouch	68,402	397,947	Operating expense paid on behalf of the Company
Australia Vtouch Technology Co., Ltd. (i)	35.36% owned by Mr. Guangde Cai	-	4,233,949	Interest- free loan
Mr. Guangde Cai	Chairman and CEO of the Company	326,042	215,031	Payable to employee
Mr. Guangde Cai/Ms. Jiaying Cai/Mr. Shenyong Li(ii)	(ii)	-	-	Interest- free advance
Mr. Yong Yang	Sales Director of Sichuan Wetouch	-	32,570	Payable to employee
Total		$529,060	$5,000,803

(i)	On November 24, 2020, the Company repaid in full RMB29.5 million (equivalent to US$4.2 million) including RMB11.9 million (equivalent to US$1.8 million) interest expenses at 8% per annum, provided by nine shareholders of Australian Vtouch Technology Co., Ltd, a related party for the working capital purposes.

(ii)	For the year ended December 31, 2018, Sichuan Wetouch owed Mr. Guangde Cai, daughter of Mr. Guangde Cai, Ms. Jiaying Cai and Mr. Shengyong Li, the related parties of the Company, a total amount of approximately $14,000,000 (equivalent to RMB93.5 million). On July 19, 2016, pursuant to a share transfer agreement, HK Wetouch acquired 100% of Sichuan Wetouch with advances from Mr. Guangde Cai, Ms. Jiaying Cai and Mr. Shengyong Li in the total amount of approximately $14,000,000 (equivalent to RMB93.5 million). These advances were unsecured and non-interest bearing and due on demand. On September 30, 2019, Sichuan Wetouch made full repayment of the $14,000,000 to Mr. Guangde Cai, Ms. Jiaying Cai and Mr. Shengyong Li, respectively.

For other related party guarantees, please refer to Note 9.